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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [_]; Amendment Number: _____
This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Kidron Capital LLC
Address:  601 Carlson Parkway
          Suite 730
          Minnetonka, MN 55305

Form 13F File Number: 028-11591

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Charles M. Webster
Title:  Managing Member
Phone:  (952) 404-2309

Signature, Place, and Date of Signing:

 /s/ Charles M. Webster       Minnetonka, Minnesota        August 11, 2008
------------------------  ---------------------------    -------------------
      [Signature]                 [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           14

Form 13F Information Table Value Total:  $   343,951
                                          (thousands)

List of Other Included Managers:

None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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
                                                                          VOTING AUTHORITY
                                          TOTAL VALUE         INVESTMENT -------------------
ISSUER               CLASS        CUSIP     (x1000)   SHARES  DISCRETION  SOLE   SHARED NONE
------           -------------- --------- ----------- ------- ---------- ------- ------ ----
AON CORP         COM            037389103    92617    2016038  SOLE      2016038
CH ROBINSON
  WORLDWIDE
  INC            COM NEW        12541W209    41130     750000  SOLE       750000
COMPASS
  MINERALS INTL
  INC            COM            20451N101    24168     300000  SOLE       300000
COURIER CORP     COM            222660102     9315     463907  OTHER      463907
DCP MIDSTREAM
  PARTNERS LP    COM UT LTD PTN 23311P100    19482     666041  OTHER      666041
DELL INC         COM            24702R101    48245    2205000  OTHER     2205000
ENCORE CAP
  GROUP INC      COM            292554102     9254    1048000  OTHER     1048000
EXTERRAN
  PARTNERS LP    COM UNITS      30225N105    23030     742896  DEFINED    742896
FASTENAL CO      COM            311900104    24817     575000  SOLE       575000
FIRSTSERVICE
  CORP           SUB VTG SH     33761N109    10921     766368  OTHER      766368
MAGELLAN
  MIDSTREAM
  PRTNRS LP      COM UNIT RP LP 559080106     1239      34800  OTHER       34800
MTS SYS CORP     COM            553777103     1082      30152  OTHER       30152
POLYONE CORP     COM            73179P106    21744    3119600  OTHER     3119600
TEEKAY LNG
  PARTNERS L P   PRTNRSP UNITS  Y8564M105    16908     642159  OTHER      642159